LEASE	12 Months Ended
Dec. 31, 2023
LEASE
LEASE

9.          LEASE

The right-of-use assets and the amortization were summarized as follows:

	As of December 31,
	2022	2023
	US$	US$
Right-of-use assets	36,026	34,309
Less: accumulated amortization	(4,932)	(5,366)
Less: accumulated impairment	—	(12,782)
Right-of-use assets	31,094	16,161

Impairment losses of nil, nil, and US$12,854 were recognized for the years ended December 31, 2021, 2022, and 2023, respectively.

A summary of supplemental information related to operating leases as of December 31, 2022 and 2023 is as follows:

	As of December 31,
	2022	2023
	US$	US$
Operating lease right-of-use assets	1,835	1,000
Operating lease liabilities, current	1,228	748
Operating lease liabilities, non-current	664	347
Total operating lease liabilities	1,892	1,095

9.          LEASE (continued)

Operating lease expense was allocated to the following expense items:

	Year Ended December 31,
	2022	2023
	US$	US$
Cost of revenues	286	180
General and administrative expenses	727	717
Selling and marketing expenses	1,046	458
Total operating lease expenses	2,059	1,355
Short-term lease expenses	679	—
Total lease expenses	2,738	1,355

The weighted average remaining lease term excluding land use right as of December 31, 2023 was 1.59 years, and the weighted average discount rate of the operating leases was 6%. The cash paid for amounts included in the measurement of operating lease liabilities was US$2,647, US$1,686, and US$1,241 for the years ended December 31, 2021, 2022, and 2023, respectively.

Maturities of the lease liabilities as of December 31, 2023 were as follows:

For the Year Ended December 31	US$
2024	767
2025	313
2026 and thereafter	62
Total undiscounted lease payments	1,142
Less: imputed interest	(47)
Present value of lease liabilities balance	1,095
Amounts due within 12 months	748
Long-term lease liabilities	347

In addition, amortization expense related to land use rights amounted to US$910, US$874 and US$834 for the years ended December 31, 2021, 2022 and 2023, and were included in the consolidated statements of comprehensive income (loss).